Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments and Risk Management [Abstract]
Schedule of Financial Assets in Respect of Which the Company is Exposed to Credit Risks	The following is a breakdown of the financial assets in respect of which the Company is exposed to credit risks:
	As of December 31,
	2024	2023
Cash and cash equivalents	13,298	17,112
Restricted deposits	216	211
Other current assets	225	855
Trade receivables, net	2,425	2,105
Total	16,164	20,283

Schedule of Financial Instruments	A summary of financial instruments broken down by group:
	As of December 31,
	2024	2023

Financial assets measured at depreciated cost
Cash and cash equivalents	13,298	17,112
Trade receivables, net	2,425	2,105
Other current assets	225	855
Restricted deposits	216	211
	16,164	20,283

Financial liabilities measured at depreciated cost
Leasing liability (including current maturity)	1,075	1,332
Trade payables	1,826	4,303
Other current liabilities	2,991	2,042
Liability in respect of government grants (including current maturity)	960	1,328
Promissory notes, net	3,601	7,139
	10,453	16,144

Financial liabilities measured at fair value
Promissory notes, net	2,735	-
Derivative warrants liability (See D below)	-	274